Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2024
Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting

24 Derivative financial instruments and hedge accounting

	December 31, 2024			December 31, 2023
	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
(€ million)
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	233	33	2	70	168	2
- Interest currency swap		125	2		84	2
- Outright	3	24	2
	236	182		70	252
Derivatives on interest rate
- Interest rate swap	20	27	2	62	34	2
	20	27		62	34
Derivatives on commodities
- Over the counter	632	923	2	2,902	2,103	2
- Future	1,429	1,538	1	3,027	2,905	1
- Options	61	111	2	106	114	2
- Other		8	2	11		2
	2,122	2,580		6,046	5,122
	2,378	2,789		6,178	5,408
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	42		2
	42
Derivatives on exchange rate
- Outright	2		1
	2
	44
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	20	335	2	80	13	2
- Future	28	421	1
	48	756		80	13
Derivatives on interest rate
- Interest rate swap				6		1
				6
	48	756		86	13
Options
- Other options		37	2		41	2
		37			41
Gross amount	2,470	3,582		6,264	5,462
Offsetting	(1,508)	(1,508)		(2,895)	(2,895)
Net amount	962	2,074		3,369	2,567
Of which:
- current	874	1,921		3,323	2,414
- non-current	88	153		46	153

Eni is exposed to market risk, which is the risk that changes in prices of energy commodities, exchange rates and interest rates could reduce the future cash flows of highly probable future transactions or the fair value of the assets. Eni enters into financial and commodities derivatives traded on organized markets (like MTF and OTF) and into commodities derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) to reduce the market risk and, currencies or interest rates and, to a limited extent in compliance with internal authorization thresholds, with speculative purposes to profit from expected market trends.

Derivatives fair values were estimated based on market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair-valued non-hedging derivatives mainly comprised forward sale contracts of natural gas for physical delivery which were not entitled to the own use exemption, as well as derivatives for proprietary trading activities.

Fair-valued cash flow hedges mainly related to commodity hedges and were entered into by the Global Gas & LNG Portfolio business line to hedge variability in future cash flows associated with highly probable future trade transactions of gas or electricity or on already contracted trades due to different indexation mechanisms of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The existence of a relationship between the hedged item and the hedging derivative is checked at inception to verify eligibility for hedge accounting by observing the offset in changes of the fair values at both the underlying commodity and the derivative. The hedging relationship is also stress-tested against the level of credit risk of the counterparty in the derivative transaction. The hedge ratio is defined consistently with the Company’s risk management objectives, under a defined risk management strategy. The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which hedge accounting has initially been applied.

The effects of the measurement at fair value of cash flow hedge derivatives are given in note 26 – Equity. Information on hedged risks, the hedging policies are disclosed in note 28 – Guarantees, commitments and risks - Risk factors.

Eni entered into sustainability-linked interest rate swaps with leading banking institutions which provide for a cost adjustment mechanism linked to the achievement of certain sustainability targets. At December 31, 2024, the fair value of these contracts amounted to positive €1 million.

In 2024, the exposure to the exchange rate risk deriving from securities denominated in U.S. dollars included in the strategic liquidity portfolio amounting to €2,077 million was hedged by using, in a fair value hedge relationship, negative exchange differences for €133 million resulting on a portion of bonds denominated in U.S. dollars amounting to €2,273 million.

The offsetting of financial derivatives primarily related to Eni Global Energy Markets SpA.

During 2024, there were no transfers between the different hierarchy levels of fair value.

Hedging derivative instruments are disclosed below:

	December 31, 2024			December 31, 2023
	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
(€ million)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	1,753	(524)	13	310	147	6
- Future	3,375	(499)	13		(23)
	5,128	(1,023)	26	310	124	6
Other cash flow derivatives
- Other	348	(12)		128	(19)
	348	(12)		128	(19)
	5,476	(1,035)	26	438	105	6
Fair value hedge derivatives
Derivatives on exchange rate
- Outright	43	2
	43	2
Derivatives on interest rate
- Interest rate swap	1,981	42	1
	1,981	42	1
	2,024	44	1

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge and fair value hedge is provided below:

	December 31, 2024			December 31, 2023
(€ million)	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments

Cash flow hedge derivatives
Commodity price risk
- Planned sales	1,023	(850)	(123)	(169)	56	(436)
	1,023	(850)	(123)	(169)	56	(436)
Other cash flow derivatives
- hedged flows	12	(12)		(19)	(6)
	12	(12)		(19)	(6)

	December 31, 2024
(€ million)	Nominal amount of the underlying item	Cumulative changes of the underlying item	Change of the underlying item
Fair value hedge derivatives
Derivatives on exchange rate
- Investments	43	(2)	(2)
Derivatives on interest rate
- Financial liabilities	2,066	44	44

More information is reported in note 28 — Guarantees, Commitments and Risks — Financial risks.

Effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2024	2023	2022
Net income (loss) on cash flow hedging derivatives	26	6	275
Net income (loss) on other derivatives	(378)	472	(2,011)
	(352)	478	(1,736)

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss.

Net income (loss) on other derivatives included the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading.

Effects recognized in finance income (loss)

(€ million)	2024	2023	2022
Derivatives on exchange rate	310	(63)	(70)
Derivatives on interest rate	(32)	2	81
Options			2
	278	(61)	13

Net finance income from derivative financial instruments was recognized in connection with the fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS, as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing indexation of energy commodities.

More information is disclosed in note 36 – Transactions with related parties.